Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair values of derivative instruments [Line Items]
Derivative assets	₩ 2,829,274	₩ 1,793,613
Derivative liabilities	2,303,012	2,439,892
Trading purpose | Foreign currency related
Fair values of derivative instruments [Line Items]
Derivative assets	1,843,188	1,314,145
Derivative liabilities	1,585,635	1,255,982
Trading purpose | Foreign currency related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	1,843,188	1,314,134
Derivative liabilities	1,585,635	1,255,982
Trading purpose | Foreign currency related | Over the counter | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	1,360,384	912,795
Derivative liabilities	1,056,760	870,984
Trading purpose | Foreign currency related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	473,797	393,702
Derivative liabilities	519,445	372,725
Trading purpose | Foreign currency related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	9,007	7,637
Derivative liabilities	9,430	12,273
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	0	11
Derivative liabilities	0	0
Trading purpose | Interest rates related
Fair values of derivative instruments [Line Items]
Derivative assets	261,552	251,663
Derivative liabilities	253,944	178,935
Trading purpose | Interest rates related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	260,855	251,251
Derivative liabilities	253,349	177,366
Trading purpose | Interest rates related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	260,020	251,251
Derivative liabilities	247,723	172,019
Trading purpose | Interest rates related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	835	0
Derivative liabilities	5,626	5,347
Trading purpose | Interest rates related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	697	412
Derivative liabilities	595	1,569
Trading purpose | Credit related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	283,015	43,382
Derivative liabilities	38,598	30,372
Trading purpose | Equity related
Fair values of derivative instruments [Line Items]
Derivative assets	181,475	107,135
Derivative liabilities	84,982	318,536
Trading purpose | Equity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	148,802	53,508
Derivative liabilities	48,824	207,963
Trading purpose | Equity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	4,526	2,265
Derivative liabilities	9,402	2,352
Trading purpose | Equity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	144,276	51,243
Derivative liabilities	39,422	205,611
Trading purpose | Equity related | Exchange traded
Fair values of derivative instruments [Line Items]
Derivative assets	32,673	53,627
Derivative liabilities	36,158	110,573
Trading purpose | Equity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	4,318	15,937
Derivative liabilities	6,417	778
Trading purpose | Equity related | Exchange traded | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	28,355	37,690
Derivative liabilities	29,741	109,795
Trading purpose | Commodity related
Fair values of derivative instruments [Line Items]
Derivative assets	16,838	10,996
Derivative liabilities	37,845	62,845
Trading purpose | Commodity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	14,496	2,770
Derivative liabilities	27,745	58,829
Trading purpose | Commodity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	0	27
Derivative liabilities	0	29
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	14,496	2,743
Derivative liabilities	27,745	58,800
Trading purpose | Commodity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	2,342	8,226
Derivative liabilities	10,100	4,016
Hedging purpose
Fair values of derivative instruments [Line Items]
Derivative assets	243,206	66,292
Derivative liabilities	302,008	593,222
Hedging purpose | Foreign currency related | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	14,380	9,185
Derivative liabilities	21,121	30,497
Hedging purpose | Foreign currency related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	74,240	21,976
Derivative liabilities	48,396	79,492
Hedging purpose | Interest rates related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	154,586	35,131
Derivative liabilities	₩ 232,491	₩ 483,233